Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Total deposit allocation		$ 153	$ 128
Land to be purchased at Kuantan Integrated Industrial Park [Member]
Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature	Non-refundable	Non-refundable
Terms	2% upon signing of letter of offer	2% upon signing of letter of offer
Total deposit allocation		$ 82	82
Professional service in building Kuantan factory [Member]
Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature		Non-refundable
Terms		1.5% upon signing of letter of acceptance
Total deposit allocation		$ 46	$ 46
Public Relations Consulting Services [Member]
Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature	Refundable	Refundable
Terms	One month fee charge	One month fee charge
Total deposit allocation		$ 25
Photocopiers Rent for Offices Use [Member]
Deposits (Details) - Schedule of Deposits Consist of Non-Refundable Deposit [Line Items]
Nature	Refundable	Refundable
Terms
Total deposit allocation